MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
AGING SCHEDULE BASED ON DUE DATE	Aging Schedule based on due date
	Aging schedule
	December 31, 2024	December 31, 2023
Within payment terms	$2,024	$1,477

Total	$2,024	$1,477

SCHEDULE OF THREE-LEVEL MATRIX

Based on its past experience and historical data along with a consideration of future projections of factors, such as the economic environment, the Company has established a three-level matrix. The three-level matrix contains the following groups and balances:

	December 31, 2024	December 31, 2023
Government institutions	$663	$483
Industrial customers	1,361	994
Other customers	-	-

Total	$2,024	$1,477

SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS

Depreciation and amortization are computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

Estimated useful lives

Computers and electronic equipment	3
Machines and manufacturing equipment	10
Furniture and equipment	7
Vehicles	6.67
ERP system	3-6
Right of use assets and leasehold improvement	over the lease periods